RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Total payables	$ 89.2	$ 67.9
Parent
RELATED PARTY TRANSACTIONS
Accounts payable	21.2	33.9
Interest payable	5.0	5.0
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 63.0	$ 29.0